Cybersecurity risk management and strategy disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy

Parts of our business depend on the secure operation of our computer systems to manage, process, store and transmit information. We recognize the importance of assessing, identifying and managing material risks associated with cybersecurity threats, as such term is defined in Item 106(a) of Regulation S-K. Our processes for assessing, identifying and managing material risks from cybersecurity threats include cybersecurity review of systems and applications, reviews of our cybersecurity policies, assistance of consultants, third party assessments and the implementation of various forms of IT security.

Identifying and assessing cybersecurity risk is integrated into our overall risk management systems and processes. Our processes also address cybersecurity threat risks associated with our use of third-party service providers, including those who have access to our data or our systems. In addition to our internal processes, we engage third-party cybersecurity consultants and experts to supplement our internal resources, as well as to help us assess, validate and enhance our security practices, including conducting cybersecurity maturity assessments and vulnerability assessments.

Risks from identified cybersecurity threats include, among other things, operational risks, fraud, extortion, harm to employees or customers and violation of data privacy or security laws. We describe whether and how risks from identified cybersecurity threats, including as a result of any previous cybersecurity incidents could materially affect us, including our business strategy, results of operations, or financial condition, under “Item 3.D. Risk Factors—Risks Relating to Our Company—A cyberattack could lead to a material disruption of our IT systems and the loss of business information, which may hinder our ability to conduct our business effectively and may result in lost revenues and additional costs” which is incorporated by reference into this Item 16K.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Identifying and assessing cybersecurity risk is integrated into our overall risk management systems and processes. Our processes also address cybersecurity threat risks associated with our use of third-party service providers, including those who have access to our data or our systems. In addition to our internal processes, we engage third-party cybersecurity consultants and experts to supplement our internal resources, as well as to help us assess, validate and enhance our security practices, including conducting cybersecurity maturity assessments and vulnerability assessments.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance

Cybersecurity is an important part of our risk management processes and an area of focus for our board of directors and management. Our audit committee is responsible for the oversight of risks from cybersecurity threats. Members of the audit committee are, on at least an annual basis, updated by senior management, who are collectively responsible for assessing and managing cybersecurity risks as part of our overall risk management systems and processes. The Company has contracted with third-party cybersecurity consultants that provide the relevant expertise to assist senior management in assessing and managing the cybersecurity risks identified. Reporting lines within the organization, and with our third-party cybersecurity consultants, have been set up to ensure senior management is informed about cybersecurity incidents.

In addition to the above reporting processes, our board members also engage in ad hoc conversations with management on cybersecurity-related news events and discuss any updates to our cybersecurity risk management and strategy programs.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our audit committee is responsible for the oversight of risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Members of the audit committee are, on at least an annual basis, updated by senior management, who are collectively responsible for assessing and managing cybersecurity risks as part of our overall risk management systems and processes. The Company has contracted with third-party cybersecurity consultants that provide the relevant expertise to assist senior management in assessing and managing the cybersecurity risks identified. Reporting lines within the organization, and with our third-party cybersecurity consultants, have been set up to ensure senior management is informed about cybersecurity incidents.

In addition to the above reporting processes, our board members also engage in ad hoc conversations with management on cybersecurity-related news events and discuss any updates to our cybersecurity risk management and strategy programs.

Cybersecurity Risk Role of Management [Text Block]
Cybersecurity is an important part of our risk management processes and an area of focus for our board of directors and management. Our audit committee is responsible for the oversight of risks from cybersecurity threats. Members of the audit committee are, on at least an annual basis, updated by senior management, who are collectively responsible for assessing and managing cybersecurity risks as part of our overall risk management systems and processes. The Company has contracted with third-party cybersecurity consultants that provide the relevant expertise to assist senior management in assessing and managing the cybersecurity risks identified. Reporting lines within the organization, and with our third-party cybersecurity consultants, have been set up to ensure senior management is informed about cybersecurity incidents.

In addition to the above reporting processes, our board members also engage in ad hoc conversations with management on cybersecurity-related news events and discuss any updates to our cybersecurity risk management and strategy programs.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Company has contracted with third-party cybersecurity consultants that provide the relevant expertise to assist senior management in assessing and managing the cybersecurity risks identified. Reporting lines within the organization, and with our third-party cybersecurity consultants, have been set up to ensure senior management is informed about cybersecurity incidents.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Members of the audit committee are, on at least an annual basis, updated by senior management, who are collectively responsible for assessing and managing cybersecurity risks as part of our overall risk management systems and processes.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true